SCHEDULE OF INTANGIBLE ASSETS NET (Details) (Parenthetical) RM in Thousands		1 Months Ended		4 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)
Indefinite-Lived Intangible Assets [Line Items]
Payments to Acquire Software		$ 440,000	RM 2,120	$ 490,000	RM 2,320
Contract price						$ 26,300,000	RM 108,200
Intangible assets						44,502,458		$ 39,666,050
Service and Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Content and service fee	$ 120,000
ARX Media Sdn Bhd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Contract price						3,100,000	12,700	$ 500,000	RM 2,300	$ 3,600,000	RM 15,000	$ 53,100,000	RM 218,750	$ 3,300,000	RM 14,000
Intangible assets						$ 2,800,000	RM 11,400
Minimum [Member] | Service and Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Content delivery fee	1,700
Maximum [Member] | Service and Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Content delivery fee	$ 660,000
Computer Software and Applications [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life						5 years	5 years
Computer Software and Applications [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life						10 years	10 years
AI Calculation Engine [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life						10 years	10 years
AI Calculation Engine [Member] | ARX Media Sdn Bhd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Contract price												$ 47,200,000
AI Calculation Engine [Member] | ARX Media Sdn Bhd [Member] | Second Installment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets						$ 19,410,000
Trademark Technology and Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life						10 years	10 years